LOSS PER SHARE	12 Months Ended
Jun. 30, 2022
LOSS PER SHARE
LOSS PER SHARE

NOTE 13 -           LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years ended June 30, 2022 and 2021, respectively:

	June 30, 2022	June 30, 2021
Net loss attributable to the common shareholders	$(2,811,094)	$(216,505,881)

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities
Diluted weighted-average common shares outstanding	19,837,642	19,837,642
Loss per share – Basic	$(0.14)	$(10.91)
Loss per share – Diluted	$(0.14)	$(10.91)

Basic earnings per share are computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed by adding other common stock equivalents, including non-vested common share in the weighted average number of common shares outstanding for a period, if dilutive. As of June 30, 2022 and 2021, there were no dilutive securities.